UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8416
                                    --------------------------------------------

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:   12/31
                          --------
Date of reporting period: 03/31/09
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                                                                           1
                                                                           -----
                                          --------------------------------------
                                          TOUCHSTONE BARON SMALL CAP GROWTH FUND
                                          --------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2009 (Unaudited)

      Shares                                                            Value

COMMON STOCKS -- 98.4%
   CONSUMER DISCRETIONARY -- 38.7%
          7,000   Cheesecake Factory, Inc. (The)*                 $      80,150
         10,000   Choice Hotels International, Inc.                     258,200
         16,500   DeVry, Inc.                                           794,970
         30,000   Dick's Sporting Goods, Inc.*                          428,100
         11,250   J. Crew Group, Inc.* +                                148,275
          8,000   Lamar Advertising Co. - Class A* +                     78,000
         24,000   LKQ Corp.*                                            342,480
          5,000   Mohawk Industries, Inc.*                              149,350
          5,500   Morningstar, Inc.* +                                  187,825
          5,000   Panera Bread Co.*                                     279,500
         10,000   Peet's Coffee & Tea, Inc.*                            216,200
          8,000   Penn National Gaming, Inc.*                           193,200
         20,000   Penske Automotive Group, Inc.* +                      186,600
          6,000   Polo Ralph Lauren Corp. - Class A                     253,500
         14,000   Sonic Corp.*                                          140,280
          3,500   Strayer Education, Inc.                               629,545
          7,500   Under Armour, Inc. - Class A* +                       123,225
         10,000   Vail Resorts, Inc.* +                                 204,300
          5,000   Wynn Resorts, Ltd.* +                                  99,850
--------------------------------------------------------------------------------
                                                                      4,793,550
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 7.1%
          7,000   Church & Dwight Co., Inc. +                           365,610
          8,000   Ralcorp Holdings*                                     431,040
          5,000   Whole Foods Market, Inc.* +                            84,000
--------------------------------------------------------------------------------
                                                                        880,650
--------------------------------------------------------------------------------
   ENERGY -- 10.2%
         15,000   Encore Acquisition Co.*                               349,050
         13,000   FMC Technologies, Inc.* +                             407,810
          5,000   SEACOR Holdings, Inc.*                                291,550
         14,000   Southern Union Co.                                    213,080
--------------------------------------------------------------------------------
                                                                      1,261,490
--------------------------------------------------------------------------------
   FINANCIALS -- 12.6%
          1,500   Alexander's, Inc. *                                   255,570
         12,000   Arch Capital Group, Ltd.*                             646,320
          7,367   Cohen & Steers, Inc. +                                 82,216
          2,752   Digital Realty Trust                                   91,311
          9,000   Eaton Vance Corp.                                     205,650
         20,000   Jefferies Group, Inc. *                               276,000
--------------------------------------------------------------------------------
                                                                      1,557,067
--------------------------------------------------------------------------------
   HEALTH CARE -- 15.0%
         16,000   AMERIGROUP Corp.* +                                   440,640
          5,000   Charles River Laboratories International, Inc.*       136,050
          3,000   Chemed Corp.                                          116,700
         12,700   Community Health Systems, Inc.*                       194,818
         11,000   Edwards Lifesciences Corp.* +                         666,930
            800   IDEXX Laboratories, Inc.*                              27,664
          1,000   Techne Corp.                                           54,710
          9,825   VCA Antech, Inc.*                                     221,554
--------------------------------------------------------------------------------
                                                                      1,859,066
--------------------------------------------------------------------------------
   INDUSTRIALS -- 9.0%
          5,500   AECOM Technology Corp.*                               143,440
         15,000   Copart, Inc.*                                         444,900
          6,500   CoStar Group, Inc.*                                   196,625
         15,750   Genesee & Wyoming, Inc.*                              334,688
--------------------------------------------------------------------------------
                                                                      1,119,653
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES -- 2.3%
         12,500   SBA Communications Corp.* +                           291,250
--------------------------------------------------------------------------------
   UTILITIES -- 3.5%
         10,000   ITC Holdings Corp.                                    436,200
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $  12,198,926
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 19.9%
      2,269,377   Invesco AIM Liquid Assets Portfolio **              2,269,377
        194,747   Touchstone Institutional
                  Money Market Fund ^                                   194,747
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $   2,464,124
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 118.3%
(COST $12,681,853)                                                $  14,663,050
LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.3%)                     (2,265,457)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  12,397,593
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2009, was $2,220,035.

**    Represents collateral for securities loaned.

See Notes to Schedules of Investments.

    2
-----
-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2009 (Unaudited)

     Principal                                Interest       Maturity
      Amount                                    Rate           Date              Value
CORPORATE BONDS -- 42.7%
   AEROSPACE & DEFENSE -- 0.5%
$       180,000   BAE Systems
                  Holdings, Inc., 144A             6.40       12/15/11       $     190,802
-------------------------------------------------------------------------------------------
   BANKING -- 0.6%
        190,000   Key Bank NA                      5.50        9/17/12             181,080
        100,000   Wachovia
                  Capital Trust III                5.80        3/15/42              36,000
-------------------------------------------------------------------------------------------
                                                                                   217,080
-------------------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 1.7%
        255,000   CRH America, Inc.                5.30       10/15/13             194,120
        190,000   PepsiAmericas, Inc.              4.38        2/15/14             189,979
        215,000   Walt Disney Co.                  4.50       12/15/13             219,739
-------------------------------------------------------------------------------------------
                                                                                   603,838
-------------------------------------------------------------------------------------------
   COURIER SERVICES -- 1.7%
        225,000   Fedex Corp.                      7.38        1/15/14             238,533
        110,000   United Parcel Service            3.88         4/1/14             110,269
        240,000   United Parcel Service            5.13         4/1/19             241,580
-------------------------------------------------------------------------------------------
                                                                                   590,382
-------------------------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 4.5%
        215,000   Centerpoint
                  Energy, Inc.                     5.95         2/1/17             178,304
        145,000   Duke Capital                     8.00        10/1/19             145,812
        155,000   Electricite de
                  France, 144A                     6.50        1/26/19             159,672
        160,000   Enel Finance
                  International, 144A              6.25        9/15/17             144,980
        145,000   FPL Group
                  Capital, Inc.                    6.35        10/1/66             104,400
        210,000   Midamerican
                  Energy Holdings                  6.13         4/1/36             186,232
        180,000   NiSource
                  Finance Corp.                    6.15         3/1/13             157,214
        145,000   Pacific Gas & Electric           5.80         3/1/37             137,890
        195,000   Pepco Holdings,
                  Inc. FRN                         1.89         6/1/09             182,119
        175,000   Southern Power Co.               4.88        7/15/15             158,938
-------------------------------------------------------------------------------------------
                                                                                 1,555,561
-------------------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 7.8%
        235,000   American Express
                  Credit Corp.                     5.88         5/2/13             206,325
        180,000   American Water
                  Capital Corp.                    6.59       10/15/37             142,257
        190,000   Caterpillar
                  Financial Services               5.45        4/15/18             163,010
        170,000   Citigroup, Inc.                  5.50        4/11/13             149,357
        295,000   Countrywide
                  Home Loan                        4.13        9/15/09             291,513
        290,000   General Electric
                  Capital Corp.                    5.63         5/1/18             252,161
        200,000   Goldman Sachs
                  Group, Inc.                      7.50        2/15/19             199,563
        235,000   John Deere
                  Capital Corp.                    5.35         4/3/18             218,003
        135,000   JPMorgan
                  Chase & Co.                      6.40        5/15/38             132,369
        285,000   KFW                              4.00       10/15/13             298,496
        225,000   Morgan Stanley                   5.63         1/9/12             216,499
        255,000   New York Life
                  Global Funding, 144A             4.65         5/9/13             248,314
        220,000   XSTRATA Finance
                  Canada, 144A                     5.50       11/16/11             182,600
-------------------------------------------------------------------------------------------
                                                                                 2,700,467
-------------------------------------------------------------------------------------------
   FOOD -- 2.5%
        190,000   Anheuser-Busch
                  Inbev, 144A                      8.20        1/15/39             186,434
        225,000   Coca-Cola Co.                    3.63        3/15/14             229,547
        180,000   McDonald's Corp.                 6.30       10/15/37             184,341
        275,000   PepsiCo, Inc.                    5.00         6/1/18             284,517
-------------------------------------------------------------------------------------------
                                                                                   884,839
-------------------------------------------------------------------------------------------
   HEALTH CARE -- 2.1%
        240,000   Novartis
                  Capital Corp.                    4.13        2/10/14             245,255
        225,000   Pfizer, Inc.                     4.45        3/15/12             231,109
        260,000   Roche Holdings,
                  Inc., 144A                       5.00         3/1/14             266,117
-------------------------------------------------------------------------------------------
                                                                                   742,481
-------------------------------------------------------------------------------------------
   INDUSTRIALS -- 0.6%
        220,000   Illinois Tool Works, Inc.        5.15         4/1/14             221,149
-------------------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 3.0%
        195,000   Comcast Corp.                    6.40        5/15/38             170,143
        175,000   News America
                  Inc, 144A                        6.90         3/1/19             163,289
        280,000   Time Warner
                  Cable, Inc.                      6.20         7/1/13             272,577
        225,000   Time Warner, Inc.                6.88         5/1/12             229,005
        225,000   Viacom, Inc.                     6.25        4/30/16             197,537
-------------------------------------------------------------------------------------------
                                                                                 1,032,551
-------------------------------------------------------------------------------------------
   METALS & MINING -- 1.6%
        220,000   Arcelormittal                    5.38         6/1/13             170,766
        165,000   Nucor Corp.                      5.00         6/1/13             172,675
        225,000   Rio Tinto
                  Finance USA, Ltd.                6.50        7/15/18             196,912
-------------------------------------------------------------------------------------------
                                                                                   540,353
-------------------------------------------------------------------------------------------
   MISCELLANEOUS -- 4.9%
      2,136,000   Dow Jones CDX
                  HY 10-T, 144A                    8.88        6/29/13           1,698,120
-------------------------------------------------------------------------------------------
   OIL & GAS -- 2.2%
        215,000   Chevron Corp.                    3.45         3/3/12             220,686
        120,000   Encana Corp.                     6.50        8/15/34              98,673
        140,000   Plains All American
                  Pipeline                         6.65        1/15/37             101,473
        110,000   R.R. Donnelley &
                  Sons Co.                         5.63        1/15/12              90,942
        250,000   Williams Cos.,
                  Inc., 144A                       6.38        10/1/10             245,995
-------------------------------------------------------------------------------------------
                                                                                   757,769
-------------------------------------------------------------------------------------------
   RAILROAD TRANSPORTATION -- 1.3%
        245,000   Canadian Pacific
                  Railroad Co.                     5.75        5/15/13             235,215
        230,000   Norfolk Southern
                  Corp.                            5.75         4/1/18             228,567
-------------------------------------------------------------------------------------------
                                                                                   463,782
-------------------------------------------------------------------------------------------

                                                                           3
                                                                           -----
                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

     Principal                                Interest       Maturity
      Amount                                    Rate           Date              Value
CORPORATE BONDS -- 42.7% - CONTINUED
   REAL ESTATE INVESTMENT TRUST -- 1.0%
$       155,000   Avalonbay
                  Communities                      5.75        9/15/16       $     125,220
        200,000   Brandywine Operating
                  Partnership                      5.40        11/1/14             101,261
        175,000   WEA Finance, 144A                5.70        10/1/16             130,400
-------------------------------------------------------------------------------------------
                                                                                   356,881
-------------------------------------------------------------------------------------------
   RETAIL -- 1.4%
        140,000   Federated Retail
                  Holding                          5.35        3/15/12             109,894
        170,000   Kroger Co.                       6.80         4/1/11             179,605
        195,000   Wal-Mart Stores, Inc.            6.20        4/15/38             197,101
-------------------------------------------------------------------------------------------
                                                                                   486,600
-------------------------------------------------------------------------------------------
   SOVEREIGN BONDS -- 1.5%
        285,000   Ontario Province                 4.95       11/28/16             304,894
        210,000   Quebec Province                  4.63        5/14/18             208,741
-------------------------------------------------------------------------------------------
                                                                                   513,635
-------------------------------------------------------------------------------------------
   TECHNOLOGY -- 1.1%
        190,000   Cisco Systems, Inc.              4.95        2/15/19             186,934
        175,000   IBM Corp.                        7.63       10/15/18             200,759
-------------------------------------------------------------------------------------------
                                                                                   387,693
-------------------------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 2.7%
        105,000   AT&T, Inc.                       5.50         2/1/18             101,530
        225,000   AT&T, Inc.                       6.55        2/15/39             204,071
        175,000   Deutsche
                  Telekom Finance                  5.38        3/23/11             178,393
        180,000   Rogers Wireless, Inc.            7.50        3/15/15             186,552
        175,000   Verizon
                  Communications                   6.25         4/1/37             155,669
        115,000   Vodafone Group
                  PLC FRN                          1.66        6/16/09             108,280
-------------------------------------------------------------------------------------------
                                                                                   934,495
-------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                        $  14,878,478
-------------------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 12.0%
        195,267   FNMA                             4.50         6/1/18             202,484
      1,900,000   FNMA                             4.50         4/1/19           1,955,812
        353,745   FNMA                             5.50        11/1/22             369,227
        242,417   FNMA                             5.00         6/1/23             251,704
         39,328   FNMA                             8.00         5/1/30              42,753
         29,624   FNMA                             7.50         1/1/31              32,077
        270,197   FNMA Pool #974401                4.50         4/1/23             278,521
        305,789   FNMA Pool #974403                4.50         4/1/23             315,210
        275,719   FNMA Pool #995220                6.00        11/1/23             288,968
        326,058   FNMA Pool #995472                5.00        11/1/23             338,549
         31,476   GNMA                             4.63        9/20/24              31,683
         48,928   GNMA                             4.00       10/17/29              49,041
          4,357   GNMA                             8.00        7/15/30               4,599
-------------------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES                                      $   4,160,628
-------------------------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 20.9%
        575,000   Bear Stearns
                  Commercial Mortgage,
                  Series 2005-PWR9,
                  Class A4A                        4.87        9/11/42             449,275
        550,000   Bear Stearns
                  Commercial Mortgage,
                  Series 2007-PW16,
                  Class A4 FRN                     5.91         5/1/09             408,533
        365,000   California State
                  Teachers' Retirement
                  System, Series 2002-C6,
                  Class C3, 144A                   4.67       11/20/14             369,324
        135,000   Commercial Mortgage
                  Pass-Through
                  Certificate, Series
                  2005-C6, Class A5A               5.12        6/10/44             104,303
        641,092   Countrywide
                  Securities, Series
                  2007-S1, Class A5                6.02       11/25/36             144,478
        887,790   Credit Suisse First
                  Boston Mortgage
                  Securities Corp.,
                  Series 2005-5,
                  Class 6A2                        5.00        7/25/35             858,004
        578,329   Credit Suisse
                  First Boston
                  Mortgage Securities
                  Corp., Series 2005-9,
                  Class 2A1                        5.50       10/25/35             397,782
        250,000   CW Capital Cobalt,
                  Series 2006-C1,
                  Class A4                         5.22        8/15/48             161,348
        410,391   Deutsche Bank
                  Alternative Loan
                  Trust, Series 2003-2XS,
                  Class A6                         4.97        9/25/33             404,449
        700,000   Deutsche Bank
                  Alternative Loan Trust,
                  Series 2005-3,
                  Class 4A4                        5.25        6/25/35             417,725
        631,201   First Horizon Mortgage
                  Pass-Through Trust,
                  Series 2004-3,
                  Class 2A1                        4.50        6/25/19             618,183
        600,000   GE Capital Commercial
                  Mortgage Corp.,
                  Series 2002-2A,
                  Class A3                         5.35        8/11/36             567,419
        342,845   GE Capital Commercial
                  Mortgage Corp.,
                  Series 2004-C1,
                  Class A2                         3.92       11/10/38             333,924
        335,761   IMPAC Secured Assets
                  Corp., Series 2003-2,
                  Class A1                         5.50        8/25/33             298,093
        700,000   Morgan Stanley
                  Mortgage Loan Trust,
                  Series 2007-3XS,
                  Class 2A4S                       5.96        1/25/47             270,424
        277,269   Residential Asset
                  Securitization Trust,
                  Series 2005-A6CB,
                  Class A8                         5.50        6/25/35             149,119
        339,993   Residential Asset
                  Securitization Trust,
                  Series 2006-A1,
                  Class 1A3                        6.00        4/25/36             243,271

    4
-----
-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

     Principal                                Interest       Maturity
      Amount                                    Rate           Date              Value
MORTGAGE RELATED SECURITIES -- 20.9% - CONTINUED
$       191,714   Residential Funding
                  Mortgage Securities I,
                  Series 2006-S2,
                  Class A2                         5.75        2/25/36       $     139,259
        377,784   Structured Asset
                  Securities Corp.,
                  Series 2005-17,
                  Class 5A1                        5.50       10/25/35             229,622
        301,977   Washington Mutual
                  Alternative Loan Trust,
                  Series 2005-9,
                  Class 2A4                        5.50       11/25/35             247,228
        560,775   Wells Fargo Mortgage
                  Backed Securities,
                  Series 2004-B,
                  Class A1                         4.93        2/25/34             461,850
-------------------------------------------------------------------------------------------
TOTAL MORTGAGE RELATED SECURITIES                                            $   7,273,613
-------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 18.5%
      5,201,850   U.S. Treasury Inflation
                  Protected Securities             2.00        4/15/12           5,351,403
      1,020,000   U.S. Treasury Note               1.38        3/15/12           1,027,092
         35,000   U.S. Treasury Note               4.38        2/15/38              39,758
-------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                              $   6,418,253
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 0.6%
        195,000   BP Capital Markets
                  PLC FRN                          3.13        3/10/12       $     195,803
-------------------------------------------------------------------------------------------

      Shares                                                                     Value
PREFERRED STOCK -- 0.2%
   FINANCIAL SERVICES -- 0.2%
          7,900   Citigroup VIII                                             $      67,703
-------------------------------------------------------------------------------------------
INVESTMENT FUND -- 9.8%
      3,408,801   Touchstone Institutional
                  Money Market Fund ^                                        $   3,408,801
-------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 104.7%
(COST $39,447,484)                                                           $  36,403,279
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.7%)                                 (1,619,744)
-------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                         $  34,783,535
-------------------------------------------------------------------------------------------

^    Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
GNMA - Government National Mortgage Association
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At March 31, 2009 these securities were valued at $3,986,047 or 11.46% of net assets.

                                                                           5
                                                                           -----
                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2009 (Unaudited)

     Principal                                Interest       Maturity
      Amount                                    Rate           Date              Value
CORPORATE BONDS -- 88.8%
   AEROSPACE & DEFENSE -- 0.7%
$       100,000   B/E Aerospace, Inc.              8.50         7/1/18       $      83,375
        120,000   Moog, Inc., 144A                 7.25        6/15/18             110,700
-------------------------------------------------------------------------------------------
                                                                                   194,075
-------------------------------------------------------------------------------------------
   AUTOMOTIVE -- 6.5%
        198,000   American Axle &
                  Manufacturing
                  Holdings, Inc.                   7.88         3/1/17              41,580
        503,000   Asbury Automotive
                  Group                            8.00        3/15/14             243,955
         12,000   Asbury Automotive
                  Group                            7.63        3/15/17               5,640
         90,000   Ashstead
                  Holdings PLC, 144A               8.63         8/1/15              51,300
         75,000   Autonation, Inc. +               7.00        4/15/14              66,375
        500,000   Ford Motor Co.                    .00       12/16/13             235,000
        200,000   Ford Motor
                  Credit Co.                       7.88        6/15/10             165,281
        300,000   Ford Motor
                  Credit Co.                       7.00        10/1/13             200,599
        162,000   GMAC LLC, 144A                   6.88        9/15/11             115,120
        265,000   GMAC LLC, 144A                   6.63        5/15/12             177,770
        500,000   Tenneco
                  Automotive, Inc.                10.25        7/15/13             265,000
        346,000   United Auto
                  Group, Inc.                      7.75       12/15/16             173,000
-------------------------------------------------------------------------------------------
                                                                                 1,740,620
-------------------------------------------------------------------------------------------
   BUILDING PRODUCTS -- 3.6%
        610,000   Gibraltar
                  Industries, Inc.                 8.00        12/1/15             329,400
        120,000   Texas Industries, Inc.           7.25        7/15/13              90,600
        500,000   Texas
                  Industries, Inc., 144A           7.25        7/15/13             377,500
        405,000   U.S. Concrete                    8.38         4/1/14             162,000
-------------------------------------------------------------------------------------------
                                                                                   959,500
-------------------------------------------------------------------------------------------
   CHEMICALS -- 0.2%
        150,000   Polyone Corp.                    8.88         5/1/12              65,250
-------------------------------------------------------------------------------------------
   COAL -- 3.1%
      1,210,000   Massey Energy Co.                3.25         8/1/15             741,124
         82,000   Peabody
                  Energy Corp.                     7.38        11/1/16              81,180
-------------------------------------------------------------------------------------------
                                                                                   822,304
-------------------------------------------------------------------------------------------
   COMPUTER SOFTWARE & PROCESSING -- 3.3%
        349,000   First Data Corp.                 9.88        9/24/15             204,165
        309,000   SunGard Data
                  Systems, Inc.                    9.13        8/15/13             268,830
        152,000   SunGard Data
                  Systems, Inc.                    4.88        1/15/14             124,640
        419,000   SunGard Data
                  Systems, Inc.                   10.25        8/15/15             293,300
-------------------------------------------------------------------------------------------
                                                                                   890,935
-------------------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 2.7%
        272,000   Jarden Corp. +                   7.50         5/1/17             218,960
        535,000   Visant Holding Corp.             8.75        12/1/13             486,850
-------------------------------------------------------------------------------------------
                                                                                   705,810
-------------------------------------------------------------------------------------------
   ENERGY -- 12.2%
        700,000   Atlas Pipeline
                  Partners                         8.13       12/15/15             399,000
        164,000   Atlas Pipeline
                  Partners                         8.75        6/15/18              91,840
        396,000   Chesapeake
                  Energy Corp.                     9.50        2/15/15             385,110
         49,000   Chesapeake
                  Energy Corp.                     6.50        8/15/17              39,935
        311,000   Connacher
                  Oil & Gas, 144A                 10.25       12/15/15              97,965
        187,000   Forest Oil Corp.                 7.25        6/15/19             147,730
      1,144,000   Helix Energy
                  Solutions, 144A                  9.50        1/15/16             674,960
        529,000   Hilcorp Energy, 144A             7.75        11/1/15             386,170
         44,000   Hilcorp Energy                   9.00         6/1/16              32,560
        350,000   Holly Energy
                  Partners LP                      6.25         3/1/15             259,000
        348,000   Petrohawk
                  Energy Corp., 144A              10.50         8/1/14             346,260
        682,000   United Refining Co.             10.50        8/15/12             395,560
-------------------------------------------------------------------------------------------
                                                                                 3,256,090
-------------------------------------------------------------------------------------------
   ENVIRONMENTAL -- 0.6%
        150,000   Browning-Ferris
                  Industries, Inc.                 9.25         5/1/21             150,845
-------------------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 0.3%
        248,000   Nuveen
                  Investments, Inc., 144A         10.50       11/15/15              69,440
-------------------------------------------------------------------------------------------
   HEALTH CARE -- 5.0%
        250,000   Axcan Intermediate
                  Holdings                         9.25         3/1/15             241,875
        260,000   HCA, Inc.                        5.75        3/15/14             170,300
        238,000   HCA, Inc.                                   11/15/16             189,805
         45,000   Iasis Healthcare                 8.75        6/15/14              42,300
        316,000   Invacare Corp.                   9.75        2/15/15             304,150
        253,000   Res-Care, Inc.                   7.75       10/15/13             223,273
        208,000   Universal Hospital
                  Services FRN                     5.94        5/31/09             150,800
-------------------------------------------------------------------------------------------
                                                                                 1,322,503
-------------------------------------------------------------------------------------------
   HOMEFURNISHINGS -- 0.2%
        129,000   Sealy Mattress Co.               8.25        6/15/14              47,408
-------------------------------------------------------------------------------------------
   HOUSING -- 2.1%
        315,000   Beazer Homes USA                 6.88        7/15/15              67,725
        460,000   K Hovnanian
                  Enterprises                      6.25        1/15/15             124,200
        400,000   M/I Homes, Inc.                  6.88         4/1/12             210,000
        250,000   Meritage
                  Homes Corp.                      6.25        3/15/15             152,500
-------------------------------------------------------------------------------------------
                                                                                   554,425
-------------------------------------------------------------------------------------------
   INDUSTRIALS -- 1.0%
         12,000   General Cable Corp.              7.13         4/1/17               9,840
        492,000   Mueller Water
                  Products                         7.38         6/1/17             253,380
-------------------------------------------------------------------------------------------
                                                                                   263,220
-------------------------------------------------------------------------------------------
   MANUFACTURING -- 0.6%
        200,000   Trinity Industries, Inc.         6.50        3/15/14             162,000
-------------------------------------------------------------------------------------------

    6
-----
--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

     Principal                                Interest       Maturity
      Amount                                    Rate           Date              Value
CORPORATE BONDS -- 88.8% - CONTINUED
   MEDIA - BROADCASTING & PUBLISHING -- 11.7%
$       205,000   Clear Channel
                  Communications                   4.25        5/15/09       $     182,450
        365,000   CSC Holdings
                  Inc., 144A                       8.63        2/15/19             351,313
        147,000   Dex Media West                   9.88        8/15/13              29,400
        324,000   DIRECTV Holdings                 7.63        5/15/16             317,520
        191,000   Fisher
                  Communications, Inc.             8.63        9/15/14             162,350
        672,000   Lamar Media Corp. +              7.25         1/1/13             578,759
        139,000   Lamar Media Corp.                6.63        8/15/15             100,080
        152,000   Quebecor Media
                  (Senior Notes)                   7.75        3/15/16             115,520
         35,000   Quebecor Media
                  (Senior Unsecured
                  Notes)                           7.75        3/15/16              26,600
         60,000   R.H. Donnelley Corp.             8.88       10/15/17               3,300
        263,000   Valassis
                  Communications                   8.25         3/1/15             113,419
        559,000   Viacom, Inc.                     6.25        4/30/16             490,770
         64,000   Videotron Ltee                   6.88        1/15/14              60,480
        148,000   Videotron,
                  Ltd., 144A                       9.13        4/15/18             150,405
         48,000   Virgin Media
                  Finance PLC                      8.75        4/15/14              45,360
        388,000   Virgin Media, Inc., 144A         6.50       11/15/16             208,550
        240,000   Warner Music
                  Group Corp.                      7.38        4/15/14             165,000
-------------------------------------------------------------------------------------------
                                                                                 3,101,276
-------------------------------------------------------------------------------------------
   METALS -- 3.7%
        500,000   ArcelorMittal
                  USA, Inc.                        6.50        4/15/14             392,897
        200,000   Newmont Mining                   8.63        5/15/11             213,360
        317,000   Novelis, Inc.                    7.25        2/15/15             126,800
         35,000   Ryerson, Inc., 144A             12.00        11/1/15              19,863
        101,000   Steel Dynamics, Inc.             7.38        11/1/12              78,780
        147,000   Steel Dynamics, Inc.             6.75         4/1/15              99,593
        270,000   Tube City IMS Corp.              9.75         2/1/15              41,175
-------------------------------------------------------------------------------------------
                                                                                   972,468
-------------------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUST -- 2.2%
        341,000   PPF Funding, Inc., 144A          5.70        4/15/17             191,081
        468,000   Simon Property
                  Group LP                         5.75         5/1/12             404,815
-------------------------------------------------------------------------------------------
                                                                                   595,896
-------------------------------------------------------------------------------------------
   RETAIL -- 1.3%
        432,000   Ace Hardware
                  Corp., 144A                      9.13         6/1/16             354,240
-------------------------------------------------------------------------------------------
   SEMICONDUCTORS -- 0.8%
        191,000   NXP BV/ NXP
                  Funding LLC                      7.88       10/15/14              44,408
        224,000   NXP BV/ NXP
                  Funding LLC                      9.50       10/15/15              24,640
        483,000   Sensata Technologies             8.00         5/1/14             144,900
-------------------------------------------------------------------------------------------
                                                                                   213,948
-------------------------------------------------------------------------------------------
   SERVICES -- 1.6%
        197,000   Ashtead
                  Capital, Inc., 144A              9.00        8/15/16             112,290
        153,000   Expedia, Inc., 144A              8.50         7/1/16             130,050
        348,000   United Rentals
                  NA, Inc. +                       7.75       11/15/13             189,660
-------------------------------------------------------------------------------------------
                                                                                   432,000
-------------------------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 8.9%
        430,000   Centennial
                  Communications
                  Corp.                           10.13        6/15/13             445,050
        409,000   Cincinnati Bell, Inc.            8.38        1/15/14             384,460
        190,000   Cricket
                  Communications                   9.38        11/1/14             180,975
        190,000   Cricket
                  Communications,
                  144A                            10.00        7/15/15             182,875
        109,000   Crown Castle
                  International Corp.              9.00        1/15/15             109,273
        369,000   GCI, Inc.                        7.25        2/15/14             322,875
        132,000   MetroPCS
                  Wireless, Inc., 144A             9.25        11/1/14             127,380
        139,000   Nextel
                  Communications                   6.88       10/31/13              79,230
        400,000   Sprint Capital Corp.             7.63        1/30/11             370,000
        139,000   Sprint Capital Corp.             8.75        3/15/32              93,130
         84,000   Windstream Corp.                 8.63         8/1/16              82,530
-------------------------------------------------------------------------------------------
                                                                                 2,377,778
-------------------------------------------------------------------------------------------
   UTILITIES -- 16.5%
        520,000   AES Corp.                        8.00       10/15/17             445,900
        827,000   Copano Energy LLC                8.13         3/1/16             698,814
        405,000   Dynegy Holdings, Inc.            7.75         6/1/19             263,250
         18,000   Edison Mission Energy            7.00        5/15/17              13,140
        200,000   Enterprise Products              8.38         8/1/66             134,000
        161,000   Glencore
                  Funding LLC, 144A                6.00        4/15/14              72,275
        200,000   Inergy LP                        8.25         3/1/16             190,000
        350,000   Intergen NV                      9.00        6/30/17             316,750
        792,000   MarkWest Energy
                  Partners                         8.75        4/15/18             552,420
        500,000   NRG Energy                       7.25         2/1/14             470,000
        215,000   PNM Resources, Inc.              9.25        5/15/15             190,006
        320,000   Regency Energy
                  Partners                         8.38       12/15/13             272,000
         51,000   Reliant Energy, Inc.             7.63        6/15/14              41,310
        492,000   Sabine Pass Lng LP               7.25       11/30/13             346,860
        259,000   Targa Resources
                  Partners, 144A                   8.25         7/1/16             187,775
        367,000   Teppco Partners LP               7.00         6/1/67             209,959
-------------------------------------------------------------------------------------------
                                                                                 4,404,459
-------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                        $  23,656,490
-------------------------------------------------------------------------------------------

                                                                           7
                                                                           -----
                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

     Principal                                Interest       Maturity
      Amount                                    Rate           Date              Value
MORTGAGE RELATED SECURITIES -- 1.5%
$       500,000   Wachovia Bank
                  Commercial Mortgage
                  Trust, Series 2007-C31,
                  Class A2                         5.42        4/15/47       $     394,457
-------------------------------------------------------------------------------------------

       Shares                                                                       Value
PREFERRED STOCK -- 0.1%
             90   Preferred Blocker, Inc., 144A                              $      17,918
-------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 13.9%
      1,093,083   Invesco AIM Liquid Assets Portfolio *                          1,093,083
      2,605,064   Touchstone Institutional
                  Money Market Fund ^                                            2,605,064
-------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                       $   3,698,147
-------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 104.3%
(COST $34,767,292)                                                           $  27,767,012
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.3%)                                 (1,156,673)
-------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                         $  26,610,339
-------------------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2009, was $1,042,119.

*     Represents collateral for securities loaned.

FRN - Floating Rate Note

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities were valued at $4,513,200 or 16.96% of net assets.

    8
-----
-------------------------------------
TOUCHSTONE LARGE CAP CORE EQUITY FUND
-------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2009 (Unaudited)

        Shares                                                          Value

COMMON STOCKS -- 99.1%
   CONSUMER DISCRETIONARY -- 10.1%
         39,253   Best Buy Co., Inc. +                            $   1,490,043
         28,467   Honda Motor Co., Ltd. - ADR                           674,668
         16,135   McDonald's Corp.                                      880,487
         36,376   Target Corp.                                        1,250,971
--------------------------------------------------------------------------------
                                                                      4,296,169
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 12.4%
         41,327   Altria Group                                          662,059
         25,350   CVS Caremark Corp.                                    696,872
         18,382   Kimberly-Clark Corp.                                  847,594
         36,659   Kraft Foods, Inc. - Class A                           817,129
         18,260   PepsiCo, Inc.                                         940,025
         37,987   Philip Morris International, Inc.                   1,351,576
--------------------------------------------------------------------------------
                                                                      5,315,255
--------------------------------------------------------------------------------
   ENERGY -- 13.8%
         19,176   Chevron Corp.                                       1,289,394
         29,661   ConocoPhillips                                      1,161,525
         25,484   ENSCO International, Inc. +                           672,778
         51,474   Marathon Oil Corp.                                  1,353,251
         11,484   Transocean Ltd. * +                                   675,719
         24,081   XTO Energy, Inc.                                      737,360
--------------------------------------------------------------------------------
                                                                      5,890,027
--------------------------------------------------------------------------------
   FINANCIALS -- 8.9%
         29,155   AFLAC, Inc. +                                         564,441
         24,642   Allstate Corp.                                        471,894
         30,416   American Express Co. +                                414,570
         22,680   BB&T Corp.* +                                         383,746
          4,270   Goldman Sachs Group                                   452,705
         26,151   JPMorgan Chase & Co.                                  695,093
         17,270   Morgan Stanley Dean Witter & Co.*                     393,238
         15,130   PNC Financial Services Group                          443,158
--------------------------------------------------------------------------------
                                                                      3,818,845
--------------------------------------------------------------------------------
   HEALTH CARE -- 14.6%
         24,409   Cardinal Health, Inc.                                 768,395
         16,048   Johnson & Johnson                                     844,125
         19,247   Laboratory Corp. of America Holdings* +             1,125,757
         20,318   McKesson Corp.                                        711,943
         27,255   Novartis AG - ADR                                   1,031,057
         16,250   Teva Pharmaceutical Industries Ltd. +                 732,063
         26,486   Wellpoint, Inc.*                                    1,005,673
--------------------------------------------------------------------------------
                                                                      6,219,013
--------------------------------------------------------------------------------
   INDUSTRIALS -- 10.6%
         12,179   Danaher Corp. +                                       660,345
         20,840   Emerson Electric Co.                                  595,607
         14,262   Honeywell International                               397,339
         26,085   Illinois Tool Works, Inc. +                           804,722
         20,074   Union Pacific Corp.                                   825,242
         28,991   United Technologies Corp.                           1,246,034
--------------------------------------------------------------------------------
                                                                      4,529,289
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 20.4%
         24,743   Amphenol Corp. +                                      704,928
         95,019   Applied Materials, Inc. +                           1,021,454
         71,391   Cisco Systems, Inc.*                                1,197,227
         26,247   Hewlett-Packard Co.                                   841,479
         65,826   Intel Corp. +                                         990,681
         71,740   Microsoft Corp.                                     1,317,865
         51,359   Oracle Corp.*                                         928,057
         32,815   QUALCOMM, Inc.                                      1,276,832
         37,237   Western Union Co.                                     468,069
--------------------------------------------------------------------------------
                                                                      8,746,592
--------------------------------------------------------------------------------
   MATERIALS -- 2.7%
         16,939   Praxair, Inc. +                                     1,139,825
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES -- 2.8%
         46,793   AT&T, Inc.                                          1,179,184
--------------------------------------------------------------------------------
   UTILITIES -- 2.8%
         39,069   Dominion Resources, Inc. +                          1,210,748
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $  42,344,947
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 28.1%
     11,679,564   Invesco AIM Liquid Assets Portfolio **             11,679,564
        343,064   Touchstone Institutional
                  Money Market Fund ^                                   343,064
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $  12,022,628
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 127.2%
(COST $71,992,402)                                                $  54,367,575
LIABILITIES IN EXCESS OF OTHER ASSETS -- (27.2%)                    (11,633,750)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  42,733,825
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2009, was $11,626,415.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

                                                                           9
                                                                           -----
                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2009 (Unaudited)

       Shares                                                           Value

COMMON STOCKS -- 96.0%
   CONSUMER DISCRETIONARY -- 12.2%
          6,300   Abercrombie & Fitch Co. - Class A               $     149,940
          7,100   Advance Auto Parts, Inc.                              291,668
         12,125   American Eagle Outfitters, Inc.                       148,410
          2,050   Apollo Group, Inc. - Class A* +                       160,577
          3,725   Bed Bath & Beyond, Inc.* +                             92,194
          5,950   Best Buy Co., Inc. +                                  225,862
          7,225   Burger King Holdings, Inc.                            165,814
          6,600   DeVry, Inc.                                           317,987
          7,770   Lennar Corp. - Class A                                 58,353
         12,410   Macy's, Inc.                                          110,449
          3,450   Snap-On, Inc.                                          86,595
          9,575   TJX Cos., Inc. (The)                                  245,503
          4,425   Toll Brothers, Inc.*                                   80,358
          7,940   WABCO Holdings, Inc.                                   97,741
--------------------------------------------------------------------------------
                                                                      2,231,451
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 1.5%
          3,275   H.J. Heinz Co.                                        108,271
          2,225   J.M. Smucker Co. (The)                                 82,926
          2,350   Molson Coors Brewing Co. - Class B                     80,558
--------------------------------------------------------------------------------
                                                                        271,755
--------------------------------------------------------------------------------
   ENERGY -- 8.6%
          4,775   Cameron International Corp.*                          104,716
         10,350   CONSOL Energy, Inc.                                   261,233
         20,500   Denbury Resources, Inc.*                              304,629
          6,650   EQT Corp.                                             208,345
          6,000   Massey Energy Co.                                      60,720
          3,176   Murphy Oil Corp.                                      142,190
          8,432   National Oilwell Varco, Inc.*                         242,083
          4,500   Peabody Energy Corp.                                  112,680
          6,150   Smith International, Inc. +                           132,102
--------------------------------------------------------------------------------
                                                                      1,568,698
--------------------------------------------------------------------------------
   FINANCIALS -- 13.0%
         22,700   Annaly Capital Management, Inc. +                     314,848
          3,721   Arch Capital Group, Ltd.*                             200,412
          4,595   Assurant, Inc.                                        100,079
          6,425   Federated Investors, Inc. - Class B                   143,021
          4,500   Fidelity National Financial, Inc.                      87,795
         18,510   Fifth Third Bancorp +                                  54,049
         10,846   First Horizon National Corp.*                         116,485
          8,710   Hudson City Bancorp, Inc.                             101,820
          9,930   Invesco, Ltd.                                         137,630
          8,300   KeyCorp* +                                             65,321
          9,475   Knight Capital Group, Inc.*                           139,662
          4,550   Moody's Corp.                                         104,286
         13,306   New York Community Bancorp, Inc. +                    148,628
          1,850   PartnerRe, Ltd.                                       114,830
          8,381   People's United Financial, Inc.                       150,607
          7,100   SVB Financial Group* +                                142,071
         18,330   Synovus Financial Corp. +                              59,573
          8,760   Willis Group Holdings, Ltd.                           192,720
--------------------------------------------------------------------------------
                                                                      2,373,837
--------------------------------------------------------------------------------
   HEALTH CARE -- 16.6%
          2,135   Beckman Coulter, Inc.                                 108,906
          6,300   Celgene*                                              279,720
          4,125   Cerner Corp.* +                                       181,376
          4,300   Covance, Inc.* +                                      153,209
          7,650   DaVita, Inc.*                                         336,218
          1,730   Edwards Lifesciences Corp.*                           104,890
         30,950   Elan Corp. PLC - ADR* +                               205,508
          9,100   Life Technologies Corp.* +                            295,568
         15,900   Qiagen NV*                                            253,764
         10,600   Shire Pharmaceuticals Group PLC - ADR                 380,964
          2,880   Teleflex, Inc.                                        112,579
          4,135   Thermo Fisher Scientific, Inc.*                       147,495
          4,535   Varian*                                               107,661
         13,250   Vertex Pharmaceuticals, Inc.*                         380,673
--------------------------------------------------------------------------------
                                                                      3,048,531
--------------------------------------------------------------------------------
   INDUSTRIALS -- 15.3%
          1,640   Alliant Techsystems* +                                109,847
          7,700   AMETEK, Inc.                                          240,779
         15,300   Corrections Corp. of America* +                       195,993
          5,200   CSX Corp.                                             134,420
          4,995   Dover                                                 131,768
         19,550   Hexcel Corp.*                                         128,444
         10,500   IDEX Corp. +                                          229,635
          6,300   ITT Industries, Inc.                                  242,361
          2,425   Jacobs Engineering Group, Inc.*                        93,751
          4,740   Joy Global, Inc.                                      100,962
          8,400   Kirby Corp.*                                          223,776
         10,500   MSC Industrial Direct Co. - Class A +                 326,235
          4,000   Rockwell Collins, Inc.                                130,560
          3,205   SPX Corp.                                             150,667
         32,385   Weatherford International Ltd.*                       358,501
--------------------------------------------------------------------------------
                                                                      2,797,699
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 22.0%
          4,725   Agilent Technologies, Inc.* +                          72,623
          5,550   Alliance Data Systems Corp.* +                        205,073
         11,000   Altera Corp. +                                        193,050
          6,490   Analog Devices, Inc.                                  125,062
          5,075   Avnet, Inc.*                                           88,863
          9,950   BMC Software, Inc.* +                                 328,349
         14,275   Broadcom Corp. - Class A* +                           285,215
         46,200   Brocade Communications Systems, Inc.* +               159,390
         15,550   Cognizant Technology Solutions Corp.*                 323,284
          4,950   Global Payments, Inc.                                 165,380
         13,180   Maxim Integrated Products, Inc.                       174,108
          6,000   Mettler-Toledo International, Inc.* +                 307,980
         13,200   National Semiconductor Corp. +                        135,564
          7,400   NetApp, Inc.* +                                       109,816
         12,900   Nice Systems, Ltd. - ADR*                             320,694
         22,800   Quest Software, Inc.*                                 289,104
         14,500   Red Hat, Inc.*                                        258,680
         14,750   SAIC, Inc.*                                           275,383
         10,001   Verigy, Ltd.*                                          82,508
          5,050   VistaPrint, Ltd.* +                                   138,825
--------------------------------------------------------------------------------
                                                                      4,038,951
--------------------------------------------------------------------------------
   MATERIALS -- 4.7%
         15,450   Commercial Metals Co.                                 178,448
         13,650   Crown Holdings, Inc.*                                 310,264
          5,655   Cytec Industries, Inc.                                 84,938
          5,410   International Flavors & Fragrances, Inc.              164,789
          8,500   Pactiv Corp.*                                         124,015
--------------------------------------------------------------------------------
                                                                        862,454
--------------------------------------------------------------------------------

   10
-----
------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

       Shares                                                           Value

COMMON STOCKS -- 96.0% - CONTINUED
   UTILITIES -- 2.1%
          3,545   Consolidated Edison, Inc.                       $     140,417
          6,215   Hawaiian Electric Industries, Inc.                     85,394
          3,820   Wisconsin Energy Corp.                                157,270
--------------------------------------------------------------------------------
                                                                        383,081
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $  17,576,457
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 26.5%
      3,959,020   Invesco AIM Liquid Assets Portfolio **              3,959,020
        900,489   Touchstone Institutional
                  Money Market Fund ^                                   900,489
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $   4,859,509
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 122.5%
(COST $28,733,118)                                                $  22,435,966
LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.5%)                     (4,125,262)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  18,310,704
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2009, was $3,938,328.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

                                                                           11
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2009 (Unaudited)

     Principal                                Interest       Maturity
      Amount                                    Rate           Date              Value
COMMERCIAL PAPER -- 6.7%
$     3,820,000   BNP CP                           0.24         4/1/09       $   3,820,000
      2,200,000   FPL Fuels, Inc.                  0.35         5/1/09           2,199,358
      1,800,000   Charlotte NC COP
                  (Nascar Hall of Fame)
                  (LOC: KBC Bank)                  1.75        5/27/09           1,800,000
      1,300,000   Charlotte NC COP
                  (Nascar Hall of Fame)
                  (LOC: KBC Bank)                  1.75         6/8/09           1,300,000
-------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                                       $   9,119,358
-------------------------------------------------------------------------------------------
CORPORATE BONDS -- 17.7%
        200,000   Mellon Funding Corp.
                  (BNY Mellon)                     3.25         4/1/09             200,000
      2,000,000   American Express
                  Centurion FRN                    0.62        4/17/09           1,998,607
        580,000   Deutsche Bank
                  Financial                        7.50        4/25/09             581,148
        500,000   Royal Bank of Canada             3.88         5/4/09             500,387
      1,250,000   Caterpillar Financial
                  Services Corp.                   3.75        5/15/09           1,252,941
      1,750,000   Credit Suisse USA, Inc.          4.70         6/1/09           1,753,768
        250,000   Caterpillar Finanical
                  Services Corp.                   4.50        6/15/09             250,736
        500,000   General Electric
                  Capital Corp.                    3.25        6/15/09             499,571
      1,000,000   American Express                 4.75        6/17/09           1,001,169
        279,000   Wells Fargo Financial            6.85        7/15/09             281,818
      1,000,000   National City
                  Bank (PNC Bank)                  4.15         8/1/09             996,944
      4,249,000   Wal-Mart Stores, Inc.            6.88        8/10/09           4,312,523
      1,000,000   Georgia Power Co.
                  (Southern Co.)                   4.10        8/15/09             999,393
      4,145,000   National Rural Utilities         5.75        8/28/09           4,186,336
      1,000,000   Caterpillar, Inc.                7.25        9/15/09           1,011,080
        500,000   Gillette Co. (P&G)               3.80        9/15/09             503,804
        250,000   Procter & Gamble Co.             6.88        9/15/09             255,431
        200,000   E.I. du Pont de
                  Nemours                          6.88       10/15/09             206,024
        300,000   Bank of America Corp.            4.75       12/15/09             300,372
      1,000,000   Wachovia Mortgage
                  (Wells Fargo)                    4.13       12/15/09           1,007,404
      2,000,000   Mellon Funding
                  Corp. (BNY Mellon)               6.38        2/15/10           2,063,385
-------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                   $       24,162,841
-------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 7.7%
        400,000   South Lebanon Vlg
                  OH BANS Series C
                  (LOC: LaSalle
                  National Bank)                   4.00        4/29/09             400,000
      1,000,000   Avon OH
                  LTGO BANS                        4.25        5/14/09           1,000,293
      1,000,000   Maine UTGO BANS                  3.45        6/17/09           1,000,101
      1,200,000   IN Bd Bk Rev                     1.98         8/1/09           1,200,000
        950,000   Butler Co OH
                  UTGO BANS                        4.00         8/6/09             950,000
      1,190,000   MS St UTGO                       7.00        10/1/09           1,221,198
        800,000   Groton CT UTGO                   5.13        10/8/09             801,507
      1,335,000   Will Co Ill UTGO                 2.50        11/1/09           1,336,895
      1,615,000   TX St UTGO
                  (Veterans Hsg Prog)              7.15        12/1/09           1,672,894
      1,000,000   Franklin Co OH
                  Spl Oblig BANS                   3.10        3/12/10           1,001,835
-------------------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS                                                $  10,584,723
-------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 51.1%
      1,646,000   AK Indl Dev & Expt
                  Auth (LOC: Wells
                  Fargo Bank)                      1.15         4/1/09           1,646,000
        250,000   Chattanooga TN
                  Hlth Edl & Hsg Fac
                  Bd MFH (Windridge-B)
                  (LOC: FNMA)                      2.50         4/1/09             250,000
      1,400,000   Concordia College
                  (LOC: Bank of America)           1.05         4/1/09           1,400,000
      1,155,000   Greenville SC
                  Mem Aud (Bi-Lo Ctr)
                  (LOC: Bank of America)           2.00         4/1/09           1,155,000
        460,000   Lee Co GA Dev
                  Auth Rev (B & B
                  Dealership)
                  (LOC: Suntrust Bank)             1.10         4/1/09             460,000
      1,465,000   NJ Economic Dev
                  Auth Rev (Cascade
                  Corp.-Ser C)
                  (LOC:  Bank of
                  America NA)                      2.15         4/1/09           1,465,000
        700,000   NY St Hsg Fin Agy
                  Rev (LOC: FHLMC)                 0.95         4/1/09             700,000
      3,000,000   Raleigh NC COP
                  (LOC: Wachovia
                  Bank NA)                         1.00         4/1/09           3,000,000
      3,095,000   Robert C Fox (Fox
                  Racing Shox) Ser 03
                  (LOC: Comerica Bank)             1.75         4/1/09           3,095,000
         40,000   St Johns Co FL HFA
                  (Ponce Harbor Apts)
                  (LOC: FNMA)                      2.50         4/1/09              40,000
      1,880,000   St Pauls Episcopal
                  Church of Indianapolis
                  IN (LOC: JPMorgan
                  Chase Bank)                      1.30         4/1/09           1,880,000
      1,305,000   Tennis for Charity,
                  Inc. OH Rev (LOC:
                  JPMorgan Chase Bank)             1.50         4/1/09           1,305,000
         15,000   Volusia Co FL HFA
                  MFH (Sunrise Pointe)
                  (LOC: Bank of America)           2.00         4/1/09              15,000
      2,470,000   WA St Hsg Fin
                  Commn MFH Rev
                  (Auburn Meadows)
                  Ser B (LOC: Wells
                  Fargo Bank NA)                   1.00         4/1/09           2,470,000
        850,000   WA St Hsg Fin
                  Commn MFH Rev
                  (Woodland Retirement)
                  (LOC: Wells
                  Fargo Bank NA)                   1.00         4/1/09             850,000

   12
-----
----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

     Principal                                Interest       Maturity
      Amount                                    Rate           Date              Value
VARIABLE RATE DEMAND NOTES* -- 51.1% - CONTINUED
$     3,155,000   486 Lesser Street
                  (LOC: Comerica Bank)             1.75         4/2/09       $   3,155,000
        810,000   Agra Enterprises LLC
                  (LOC: US Bank NA)                3.00         4/2/09             810,000
        100,000   Albany NY Indl Dev
                  Agy Civic Fac Rev
                  (CHF Holland Proj-B)
                  (LOC: TD
                  Banknorth NA)                    2.75         4/2/09             100,000
        240,000   Albany NY Indl Dev
                  Agy Civic Fac Rev
                  (CHF Holland Ser B)
                  (LOC:  TD
                  Banknorth NA)                    3.25         4/2/09             240,000
        590,000   Butler Co OH Cap
                  Fdg Rev (CCAO
                  Low Cost) (LOC:
                  US Bank NA)                      3.00         4/2/09             590,000
      2,000,000   CA St Enterprise
                  Dev Auth IDR
                  (Tri-Tool Inc - B)
                  (LOC: Comerica Bank)             3.75         4/2/09           2,000,000
        290,000   CA Statewide CDA
                  MFH (Sunrise Fresno)
                  (LOC: FNMA)                      1.00         4/2/09             290,000
        765,000   Corp Finance
                  Managers (LOC: Wells
                  Fargo Bank)                      0.90         4/2/09             765,000
      4,200,000   Cubba Capital II LLC
                  (LOC: Charter One
                  Bank NA)                         4.50         4/2/09           4,200,000
        322,000   Fitch Denney Funeral
                  Home, Inc.
                  (LOC: FHLB)                      4.60         4/2/09             322,000
        175,000   FL HFC MFH
                  (Avalon Reserve)
                  (LOC: FNMA)                      3.00         4/2/09             175,000
        480,000   Goson Project Ser
                  1997 (LOC: FHLB)                 3.27         4/2/09             480,000
        625,000   IL Fin Auth
                  (Community Action
                  Ser B) RB (LOC:
                  Harris NA)                       1.25         4/2/09             625,000
        140,000   IL Fin Auth (Sunshine
                  Thru Golf)
                  (LOC: LaSalle Bank)              0.85         4/2/09             140,000
        705,000   JL Capital One LLC
                  (LOC: Wells
                  Fargo Bank)                      1.60         4/2/09             705,000
        625,000   Lake Oswego OR
                  Redev Agy Tax
                  Increment Rev Ser B
                  (LOC: Wells
                  Fargo Bank)                      1.50         4/2/09             625,000
      2,000,000   Lavonia O Frick
                  Family Trust
                  (LOC: FHLB)                      1.15         4/2/09           2,000,000
      3,945,000   Lexington Financial
                  Services (LOC:
                  LaSalle Bank)                    1.50         4/2/09           3,945,000
      3,680,000   Mequon WI IDR
                  (Gateway Plastics)
                  (LOC: Bank One)                  3.00         4/2/09           3,680,000
      1,905,000   Miarko, Inc. (LOC:
                  PNC Bank NA)                     4.45         4/2/09           1,905,000
        979,000   Mill St Village LLC
                  (LOC: FHLB)                      4.70         4/2/09             979,000
      1,620,000   Mountain Agency, Inc.
                  (LOC: US Bank NA)                4.45         4/2/09           1,620,000
      1,515,000   Phoenix Realty MFH
                  Rev (Brightons Mark)
                  (LOC: Northern
                  Trust Co.)                       1.18         4/2/09           1,515,000
      2,575,000   Rise Inc                         1.60         4/2/09           2,575,000
        545,000   Sacramento Co
                  CA Hsg Auth MFH
                  Rev (Deer Pk Apts)
                  (LOC: FNMA)                      1.00         4/2/09             545,000
      1,005,000   SGM Funding Corp. I
                  (LOC: US Bank NA)                3.00         4/2/09           1,005,000
        600,000   Simi Valley CA MFH
                  Rev (Parker Ranch)
                  (LOC: FNMA)                      1.00         4/2/09             600,000
      2,080,000   Springfield MO
                  Redev Auth Rev (Univ
                  Plaza Hotel) (LOC:
                  Bank of  America)                0.72         4/2/09           2,080,000
        105,000   Suffolk Co NY IDA
                  (Hampton Day
                  School) (LOC:
                  JPMorgan Chase Bank)             1.75         4/2/09             105,000
        383,000   Vista Funding Ser 01-B
                  (LOC: US Bank NA)                3.50         4/2/09             383,000
      1,549,000   Wai Enterprises
                  LLC Ser 2004
                  (LOC: FHLB)                      3.00         4/2/09           1,549,000
        245,000   Watervliet NY Hsg
                  Auth (Beltrone SR-B)
                  (LOC: Citizens Bank)             4.00         4/2/09             245,000
        125,000   Westmoreland Co
                  PA IDA (Greensburg
                  Thermal) Ser B
                  (LOC: PNC Bank NA)               1.45         4/2/09             125,000
        330,000   Wilmington Iron &
                  Metal Co. (LOC:
                  JPMorgan Chase Bank)             3.00         4/2/09             330,000
        490,000   Diaz-Upton LLC
                  (LOC: State
                  Street Bank)                     2.05         4/3/09             490,000
      3,230,000   Goson Project
                  (LOC: FHLB)                      3.27         4/9/09           3,230,000
      4,000,000   FL MFH Mtg Rev
                  (Northbridge)
                  (LOC: KeyBank NA)                1.80        4/22/09           4,000,000

                                                                           13
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

     Principal                                Interest       Maturity
      Amount                                    Rate           Date              Value
VARIABLE RATE DEMAND NOTES* -- 51.1% - CONTINUED
$     2,000,000   Miami-Dade Co FL
                  IDA IDR (Dolphin
                  Stadium PJ) (LOC:
                  Societe Generale)                1.80        4/22/09       $   2,000,000
-------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES*                                            $  69,859,000
-------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.9%
      3,400,000   Overseas Private
                  Investment Corp. FRN             0.40         4/1/09           3,399,999
      2,000,000   Overseas Private
                  Investment Corp. FRN             0.40         4/1/09           2,000,000
      2,478,395   Overseas Private
                  Investment Corp. FRN             0.40         4/1/09           2,478,395
        500,000   FHLMC                            2.27        4/14/09             500,346
        500,000   FNMA                             3.85        4/14/09             500,598
        100,000   FHLB                             3.00        4/15/09             100,101
      1,000,000   FHLB                             5.91        4/29/09           1,004,291
        100,000   FHLB                             0.00        4/30/09              99,960
        174,000   FNMA                             0.00        5/18/09             173,875
      1,000,000   FHLB                             2.75         6/4/09           1,003,871
        100,000   FHLB                             2.88        6/16/09             100,479
        225,000   FHLB                             5.25        6/19/09             227,291
        900,000   FNMA                             5.38        8/15/09             915,866
        300,000   FHLB                             2.25        10/2/09             302,494
        500,000   FHLB                             4.00       11/13/09             509,476
        200,000   FHLB                             0.00       12/23/09             198,962
-------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                     $  13,516,004
-------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT/TIME DEPOSIT -- 5.0%
      3,300,000   Bank of Montreal-
                  Chicago FRN                      1.52        4/22/09           3,300,000
      3,485,000   Suntrust Bank                    4.42        6/15/09           3,487,245
-------------------------------------------------------------------------------------------
TOTAL CERTIFICATE OF DEPOSIT/TIME DEPOSIT                                    $   6,787,245
-------------------------------------------------------------------------------------------
INVESTMENT FUND -- 2.6%
      3,486,000   Merrill Lynch
                  Institutional Fund               0.63                      $   3,486,000
-------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.7%
(COST $137,515,171)                                                          $ 137,515,171
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7%)                                   (925,650)
-------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                         $ 136,589,521
-------------------------------------------------------------------------------------------

* Maturity date represents the next reset date.
BANS - Bond Anticipation Notes
CDA -Communities Development Authority
COP - Certificate of Participation
FHLB - Federal Home Loan Bank
FHLMC-Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
HFA - Housing Finance Authority
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Line of Credit
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
RB - Revenue Bond
UTGO - Unlimited Tax General Obligation

   14
-----
----------------------------------
TOUCHSTONE THIRD AVENUE VALUE FUND
----------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2009 (Unaudited)

       Shares                                                           Value

COMMON STOCKS -- 66.0%
   CONSUMER DISCRETIONARY -- 4.5%
          7,650   JAKKS Pacific, Inc.*                            $      94,478
        111,700   Journal Communications, Inc.                           83,775
         15,210   MDC Holdings, Inc.                                    473,639
         24,700   Skyline Corp.                                         469,547
         89,361   Superior Industries International, Inc. +           1,058,928
--------------------------------------------------------------------------------
                                                                      2,180,367
--------------------------------------------------------------------------------
   ENERGY -- 12.1%
         61,155   Bristow Group, Inc.* +                              1,310,552
        174,093   Bronco Drilling Co., Inc.*                            915,729
         67,648   Cimarex Energy Co. +                                1,243,370
        243,859   Pioneer Drilling Co.*                                 799,858
         23,800   St. Mary Land & Exploration Co.                       314,874
         35,000   Tidewater, Inc. +                                   1,299,550
--------------------------------------------------------------------------------
                                                                      5,883,933
--------------------------------------------------------------------------------
   FINANCIALS -- 22.1%
         11,000   Arch Capital Group Ltd.*                              592,460
         79,258   Bank of New York Mellon Corp. +                     2,239,040
        131,737   Brookfield Asset Management, Inc. - Class A +       1,815,336
          9,500   Capital Southwest Corp.                               725,705
         91,500   Forest City Enterprises, Inc. - Class A*              329,400
         53,523   Investment Technology Group, Inc.*                  1,365,907
         24,100   St. Joe Company (The)* +                              403,434
         58,525   Tokio Marine Holdings, Inc. - ADR                   1,437,959
         45,125   Westwood Holdings Group, Inc.                       1,763,936
--------------------------------------------------------------------------------
                                                                     10,673,177
--------------------------------------------------------------------------------
   HEALTH CARE -- 2.3%
         60,800   Cross Country Healthcare, Inc.*                       398,240
         53,000   Pfizer, Inc.                                          721,860
--------------------------------------------------------------------------------
                                                                      1,120,100
--------------------------------------------------------------------------------
   INDUSTRIALS -- 1.1%
         51,300   Alamo Group, Inc.                                     546,858
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 15.7%
         15,000   Applied Materials, Inc.                               161,250
        169,000   AVX Corp.                                           1,534,520
         24,600   Bel Fuse, Inc. - Class B                              330,624
         76,000   Electro Scientific Industries, Inc.*                  449,920
         62,600   Electronics For Imaging, Inc.*                        613,480
         25,000   Intel Corp. +                                         376,250
         30,600   Lexmark International, Inc. - Class A*                516,222
         28,707   Sybase, Inc.*                                         869,535
        387,808   Sycamore Networks, Inc.*                            1,035,447
         30,700   Synopsys, Inc.*                                       636,411
        243,000   Tellabs, Inc.*                                      1,112,940
--------------------------------------------------------------------------------
                                                                      7,636,599
--------------------------------------------------------------------------------
   MATERIALS -- 8.1%
        118,187   P.H. Glatfelter Co.                                   737,487
         36,300   POSCO - ADR* +                                      2,425,929
         50,780   Westlake Chemical Corp. +                             742,911
--------------------------------------------------------------------------------
                                                                      3,906,327
--------------------------------------------------------------------------------
   UTILITIES -- 0.1%
          5,269   Brookfield Infrastructure Partners, LP                 69,656
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $  32,017,017
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 25.7%
   CONSUMER DISCRETIONARY -- 4.9%
        110,000   Toyota Industries Corp.                             2,369,504
--------------------------------------------------------------------------------
   ENERGY -- 4.5%
         49,400   EnCana Corp.                                        2,006,134
         20,000   Nabors Industries, Ltd.*                              199,800
--------------------------------------------------------------------------------
                                                                      2,205,934
--------------------------------------------------------------------------------
   FINANCIALS -- 11.2%
         86,000   Cheung Kong Holdings*                                 741,210
         80,000   Hang Ling Group Ltd.                                  243,667
        448,000   Henderson Land Development Co., Ltd.                1,708,281
        172,500   Investor AB - Class A* +                            2,080,825
         50,000   Mitsui Fudosan Co., Ltd.                              548,521
         60,000   Wheelock & Co. Ltd.                                   100,946
--------------------------------------------------------------------------------
                                                                      5,423,450
--------------------------------------------------------------------------------
   HEALTH CARE -- 0.3%
          2,500   Sanofi-Aventis S.A.                                   140,288
--------------------------------------------------------------------------------
   INDUSTRIALS -- 2.3%
        225,000   Hutchison Whampoa, Ltd.                             1,104,527
--------------------------------------------------------------------------------
   MATERIALS -- 2.5%
         58,700   Lanxess                                               997,429
        100,000   TimberWest Forest Corp. *                             232,392
--------------------------------------------------------------------------------
                                                                      1,229,821
--------------------------------------------------------------------------------
TOTAL FOREIGN STOCKS                                              $  12,473,524
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 32.4%
     11,674,682   Invesco AIM Liquid Assets Portfolio **             11,674,682
      4,054,289   Touchstone Institutional
                  Money Market Fund ^                                 4,054,289
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $  15,728,971
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 124.1%
(COST $73,363,296)                                                $  60,219,512
LIABILITIES IN EXCESS OF OTHER ASSETS -- (24.1%)                    (11,710,853)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  48,508,659
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2009, was $11,443,462.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

                                                                           15
                                                                           -----
                                                  ------------------------------
                                                  TOUCHSTONE AGGRESSIVE ETF FUND
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2009 (Unaudited)

      Shares                                                            Value

EXCHANGE TRADED FUNDS -- 99.1%
         39,350   iShares Barclays Aggregate Bond Fund            $   3,992,844
         46,690   iShares MSCI EAFE Index Fund +                      1,755,077
         12,400   iShares S&P 500 Index Fund +                          987,288
         54,230   iShares S&P 500/BARRA Growth Index Fund             2,270,068
         84,540   iShares S&P 500/BARRA Value Index Fund +            3,144,888
          7,310   iShares S&P MidCap 400/BARRA
                  Growth Index Fund                                     385,018
         10,990   iShares S&P MidCap 400/BARRA
                  Value Index Fund                                      485,648
          3,300   iShares S&P SmallCap 600/BARRA
                  Growth Index Fund                                     126,885
          9,470   iShares S&P SmallCap 600/BARRA
                  Value Index Fund +                                    370,372
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                       $  13,518,088
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 21.5%
      2,696,066   Invesco AIM Liquid Assets Portfolio **              2,696,066
        231,470   Touchstone Institutional
                  Money Market Fund ^                                   231,470
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $   2,927,536
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 120.6%
(COST $22,540,310)                                                $  16,445,624
LIABILITIES IN EXCESS OF OTHER ASSETS -- (20.6%)                     (2,812,257)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  13,633,367
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2009 was $2,689,027.

**    Represents collateral for securities loaned.

   16
-----
--------------------------------
TOUCHSTONE CONSERVATIVE ETF FUND
--------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2009 (Unaudited)

      Shares                                                            Value

EXCHANGE TRADED FUNDS -- 99.1%
         32,390   iShares Barclays 1-3 Year
                  Treasury Bond Fund +                            $   2,731,125
         97,240   iShares Barclays Aggregate Bond Fund                9,866,942
         25,640   iShares MSCI EAFE Index Fund +                        963,808
          7,080   iShares S&P 500 Index Fund                            563,710
         32,010   iShares S&P 500/BARRA
                  Growth Index Fund                                   1,339,939
         44,300   iShares S&P 500/BARRA
                  Value Index Fund +                                  1,647,960
          9,300   iShares S&P MidCap 400/BARRA
                  Growth Index Fund +                                   489,831
         10,450   iShares S&P MidCap 400/BARRA
                  Value Index Fund                                      461,786
          4,840   iShares S&P SmallCap 600/BARRA
                  Growth Index Fund                                     186,098
          4,630   iShares S&P SmallCap 600/BARRA
                  Value Index Fund +                                    181,079
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                       $  18,432,278
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 29.2%
      5,135,117   Invesco AIM Liquid Assets Portfolio **              5,135,117
        286,184   Touchstone Institutional
                  Money Market Fund ^                                   286,184
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $   5,421,301
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 128.3%
(COST $26,388,761)                                                $  23,853,579
LIABILITIES IN EXCESS OF OTHER ASSETS -- (28.3%)                     (5,266,522)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  18,587,057
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisers, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2009, was $5,324,498.

**    Represents collateral for securities loaned.

                                                                           17
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE ENHANCED ETF FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2009 (Unaudited)

      Shares                                                            Value

EXCHANGE TRADED FUNDS -- 99.2%
         45,040   iShares Barclays Aggregate Bond Fund +          $   4,570,208
         12,850   iShares MSCI EAFE Index Fund +                        483,032
         90,170   iShares S&P 500/BARRA
                  Growth Index Fund                                   3,774,516
         11,510   iShares S&P 500/BARRA
                  Value Index Fund +                                    428,172
          9,670   iShares S&P MidCap 400/BARRA
                  Growth Index Fund                                     509,319
         10,700   iShares S&P MidCap 400/BARRA
                  Value Index Fund                                      472,833
         86,570   iShares S&P SmallCap 600/BARRA
                  Growth Index Fund                                   3,328,617
         79,430   iShares S&P SmallCap 600/BARRA
                  Value Index Fund +                                  3,106,507
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                       $  16,673,204
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 24.9%
      4,010,298   Invesco AIM Liquid Assets Portfolio **              4,010,298
        173,524   Touchstone Institutional
                  Money Market Fund^                                    173,524
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $   4,183,822
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 124.1%
(COST $26,520,614)                                                $   20,857,026
LIABILITIES IN EXCESS OF OTHER ASSETS -- (24.1%)                     (4,044,039)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  16,812,987
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2009, was $3,989,216.

**    Represents collateral for securities loaned.

   18
-----
----------------------------
TOUCHSTONE MODERATE ETF FUND
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2009 (Unaudited)

      Shares                                                            Value

EXCHANGE TRADED FUNDS -- 99.2%
        224,510   iShares Barclays Aggregate Bond Fund +          $  22,781,029
         98,950   iShares MSCI EAFE Index Fund                        3,719,531
         27,130   iShares S&P 500 Index Fund                          2,160,091
        123,530   iShares S&P 500/BARRA
                  Growth Index Fund                                   5,170,966
        182,610   iShares S&P 500/BARRA Value Index Fund              6,793,091
         14,310   iShares S&P MidCap 400/BARRA
                  Growth Index Fund +                                   753,708
         23,970   iShares S&P MidCap 400/BARRA
                  Value Index Fund                                    1,059,234
          9,760   iShares S&P SmallCap 600/BARRA
                  Growth Index Fund                                     375,272
         18,700   iShares S&P SmallCap 600/BARR
                  Value Index Fund +                                    731,357
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                       $  43,544,279
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 4.1%
      1,449,099   Invesco AIM Liquid Assets Portfolio **              1,449,099
        346,186   Touchstone Institutional
                  Money Market Fund ^                                   346,186
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $   1,795,285
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.3%
(COST $60,465,908)                                                $  45,339,564
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.3%)                      (1,430,476)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  43,909,088
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2009, was $1,422,460.

**    Represents collateral for securities loaned.

                                                                           19
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
March 31, 2009(Unaudited)

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures approved by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

   20
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

The following is a summary of the inputs used to value the Funds net assets as of March 31, 2009:

                                                           Level 2 -           Level 3 -
                                         Level 1 -     Other Significant      Significant
Investments in Securities:             Quoted Prices   Observable Inputs  Unobservable Inputs
---------------------------------------------------------------------------------------------
Touchstone Baron Small
    Cap Growth Fund                    $ 14,663,050       $         --       $         --
---------------------------------------------------------------------------------------------
Touchstone Core Bond Fund                 3,476,504         32,926,775                 --
---------------------------------------------------------------------------------------------
Touchstone High Yield Fund                3,716,065         24,050,947                 --
---------------------------------------------------------------------------------------------
Touchstone Large Cap
    Core Equity Fund                     54,367,575                 --                 --
---------------------------------------------------------------------------------------------
Touchstone Mid Cap Growth Fund           22,435,966                 --                 --
---------------------------------------------------------------------------------------------
Touchstone Money Market Fund              3,486,000        134,029,171                 --
---------------------------------------------------------------------------------------------
Touchstone Third Avenue Value Fund       50,285,260          9,934,252                 --
---------------------------------------------------------------------------------------------
Touchstone Aggressive ETF Fund           16,445,624                 --                 --
---------------------------------------------------------------------------------------------
Touchstone Conservative ETF Fund         23,853,579                 --                 --
---------------------------------------------------------------------------------------------
Touchstone Enhanced ETF Fund             20,857,026                 --                 --
---------------------------------------------------------------------------------------------
Touchstone Moderate ETF Fund             45,339,564                 --                 --
---------------------------------------------------------------------------------------------

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

FUTURES CONTRACTS. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of March 31, 2009, there were no futures contracts held in the Funds.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

PORTFOLIO SECURITIES LOANED. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of March 31, 2009, the following Funds loaned securities and received collateral as follows:

                                                                           21
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

                                           Fair Value of           Value of
Fund                                      Securities Loaned  Collateral Received
--------------------------------------------------------------------------------
Touchstone Baron Small Cap Growth Fund     $     2,220,035     $     2,269,377
Touchstone High Yield Fund                 $     1,042,119     $     1,093,083
Touchstone Large Cap Core Equity Fund      $    11,626,415     $    11,679,564
Touchstone Mid Cap Growth Fund             $     3,938,328     $     3,959,020
Touchstone Third Avenue Value Fund         $    11,443,462     $    11,674,682
Touchstone Aggressive ETF Fund             $     2,689,027     $     2,696,066
Touchstone Conservative ETF Fund           $     5,324,498     $     5,135,117
Touchstone Enhanced ETF Fund               $     3,989,216     $     4,010,298
Touchstone Moderate ETF Fund               $     1,422,460     $     1,449,099

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral. Pursuant to the Fund's securities lending agreement, and according to normal operating procedures, the custodian segregated an additional $189,381 in collateral the following business day for securities on loan in the Conservative ETF Fund as of March 31, 2009.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. A Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. As of March 31, 2009, there were no open forward foreign currency contracts.

REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

   22
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

DOLLAR ROLL TRANSACTIONS. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them. The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

RISKS ASSOCIATED WITH FOREIGN INVESTMENTS. Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

FEDERAL TAX INFORMATION. As of March 31, 2009, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                             Net
                                                           Gross           Gross          Unrealized
                                           Federal       Unrealized      Unrealized      Appreciation
                                           Tax Cost     Appreciation    Depreciation    (Depreciation)
                                         ------------   ------------    ------------    --------------
Touchstone Baron Small Cap Growth Fund   $ 12,681,853   $  3,342,961    $ (1,361,764)   $  1,981,197
Touchstone Core Bond Fund                $ 39,447,484   $    407,992    $ (3,452,197)   $ (3,044,205)
Touchstone High Yield Fund               $ 34,767,292   $    404,327    $ (7,404,607)   $ (7,000,280)
Touchstone Large Cap Core Equity Fund    $ 74,679,352   $         --    $(20,311,777)   $(20,311,777)
Touchstone Mid Cap Growth Fund           $ 29,384,406   $    271,509    $ (7,219,949)   $ (6,948,440)
Touchstone Money Market Fund             $137,515,171   $         --    $         --    $         --
Touchstone Third Avenue Fund             $ 73,363,296   $  6,702,145    $(19,845,929)   $(13,143,784)
Touchstone Aggressive ETF Fund           $ 22,735,954   $     32,105    $ (6,322,435)   $ (6,290,330)
Touchstone Conservative ETF Fund         $ 27,002,803   $         --    $ (3,149,224)   $ (3,149,224)
Touchstone Enhanced ETF Fund             $ 27,112,328   $   (293,771)   $ (5,961,531)   $ (6,255,302)
Touchstone Moderate ETF Fund             $ 61,041,662   $     67,521    $(15,769,619)   $(15,702,098)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Variable Series Trust


By:    /s/ Jill T. McGruder
       -----------------------------
Name:  Jill T. McGruder
Title: President
Date:  May 21, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       -----------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller
Date:  May 21, 2009